Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforward	$ 15,302,761	$ 13,716,239
Tax credits	205,028	205,028
Lease liabilities	33,397	54,558
Accruals and reserves	168,603	173,247
Capital loss carryforwards	2,678,907	2,678,907
Capitalized research costs	383,233	587,202
Taxable goodwill	1,140,134
Intangible assets	523,899	508,057
Stock compensation	397,275	179,105
Federal effect of state taxes		44,880
Fixed assets	17,451
Other	849	4,533
Total deferred tax assets before valuation allowance:	20,851,537	18,151,756
Valuation allowance	(20,819,919)	(17,343,925)
Deferred tax assets, net of valuation allowance	31,618	807,831
Right-of-use assets	(31,618)	(52,485)
Taxable goodwill		(790,527)
Fixed assets		(284,921)
Total deferred tax liabilities	(31,618)	(1,127,933)
Net deferred tax liability		$ (320,102)